Derivative Financial Instruments - Disclosure of Derivative Financial Assets and Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	R 2,391	R 568
Non-current	1,571	236	R 453
Current	820	332	558
Derivative financial liabilities	(4,531)	(7,747)
Non-current	(1,075)	(2,688)	(609)
Current	(3,456)	(5,059)	(1,502)
Net derivative financial instruments	(2,140)	(7,179)
Unrealised losses included in other reserves, net of tax	(1,457)	(5,727)	(1,389)
Unrealised losses included in other reserves, net of tax	(1,367)	(6,094)	(1,252)
Realised losses included in revenue	(9,649)	(4,594)	(1,265)
Unrealised losses on gold contracts recognised in other comprehensive income	(4,137)	(10,350)	(1,734)
Gains/(losses) on derivatives	(716)	85	572
Day one loss amortisation	(182)	(144)	(119)
Total gains/(losses) on derivatives	(898)	(59)	453
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(4,673)	(9,751)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	4,673	9,751
US$ silver contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	123	3
Non-current	123	3
Current	0	0
Derivative financial liabilities	(474)	(148)
Non-current	(41)	(39)
Current	(433)	(109)
Net derivative financial instruments	(351)	(145)
Unrealised losses included in other reserves, net of tax	0	0
Realised losses included in revenue	0	0	0
Unrealised losses on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	(901)	(150)	(98)
Day one loss amortisation	0	0	0
Total gains/(losses) on derivatives	(901)	(150)	(98)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	0	0
Foreign exchange hedging contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	83	288
Non-current	0	24
Current	83	264
Derivative financial liabilities	0	0
Non-current	0	0
Current	0	0
Net derivative financial instruments	83	288
Unrealised losses included in other reserves, net of tax	0	0
Realised losses included in revenue	0	0	0
Unrealised losses on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	243	235	670
Day one loss amortisation	0	0	0
Total gains/(losses) on derivatives	243	235	670
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	0	0
US$ Copper Swaps
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	0
Non-current	0
Current	0
Derivative financial liabilities	0
Non-current	0
Current	0
Net derivative financial instruments	0
Unrealised losses included in other reserves, net of tax	0
Realised losses included in revenue	0
Unrealised losses on gold contracts recognised in other comprehensive income	0
Gains/(losses) on derivatives	(58)
Day one loss amortisation	0
Total gains/(losses) on derivatives	(58)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	0
Rand Gold Forward Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	4	30
Non-current	1	14
Current	3	16
Derivative financial liabilities	(942)	(4,279)
Non-current	(137)	(675)
Current	(805)	(3,604)
Net derivative financial instruments	(938)	(4,249)
Unrealised losses included in other reserves, net of tax	(718)	(3,405)
Realised losses included in revenue	(6,202)	(3,910)	(1,215)
Unrealised losses on gold contracts recognised in other comprehensive income	(2,930)	(6,674)	(1,580)
Gains/(losses) on derivatives	0	0	0
Day one loss amortisation	(26)	(83)	(114)
Total gains/(losses) on derivatives	(26)	(83)	(114)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(2,930)	(6,674)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	2,930	6,674
US$ Gold Forward Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	0	5
Non-current	0	3
Current	0	2
Derivative financial liabilities	(287)	(716)
Non-current	(22)	(166)
Current	(265)	(550)
Net derivative financial instruments	(287)	(711)
Unrealised losses included in other reserves, net of tax	(256)	(731)
Realised losses included in revenue	(847)	(459)	(50)
Unrealised losses on gold contracts recognised in other comprehensive income	(455)	(970)	(310)
Gains/(losses) on derivatives	0	0	0
Day one loss amortisation	(4)	(11)	(11)
Total gains/(losses) on derivatives	(4)	(11)	(11)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(455)	(970)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	455	970
Rand Gold Collars Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	1,914	207
Non-current	1,305	164
Current	609	43
Derivative financial liabilities	(2,086)	(2,082)
Non-current	(587)	(1,492)
Current	(1,499)	(590)
Net derivative financial instruments	(172)	(1,875)
Unrealised losses included in other reserves, net of tax	69	(1,468)
Realised losses included in revenue	(2,003)	(178)	0
Unrealised losses on gold contracts recognised in other comprehensive income	(188)	(2,155)	141
Gains/(losses) on derivatives	0	0	0
Day one loss amortisation	(131)	(40)	5
Total gains/(losses) on derivatives	(131)	(40)	5
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(661)	(1,596)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	661	1,596
US Gold Collars Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	267	35
Non-current	142	28
Current	125	7
Derivative financial liabilities	(742)	(522)
Non-current	(288)	(316)
Current	(454)	(206)
Net derivative financial instruments	(475)	(487)
Unrealised losses included in other reserves, net of tax	(462)	(490)
Realised losses included in revenue	(597)	(47)	0
Unrealised losses on gold contracts recognised in other comprehensive income	(564)	(551)	15
Gains/(losses) on derivatives	0	0	0
Day one loss amortisation	(21)	(10)	1
Total gains/(losses) on derivatives	(21)	(10)	R 1
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(627)	(511)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	R 627	R 511